Organization, Summary of Significant Accounting Policies and New Accounting Standards	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Summary of Significant Accounting Policies and New Accounting Standards	Organization, Summary of Significant Accounting Policies and New Accounting Standards
Organization
Social Finance, Inc. (collectively with its subsidiaries, “SoFi”, the “Company”, “we”, “us” or “our”) is a financial services platform. The Company was founded in 2011 to offer an innovative approach to the private student loan market by providing student loan refinancing options. Since its founding, SoFi has expanded its lending strategy to offer home loans, personal loans and credit cards. SoFi predominantly operates in the U.S. via its lending activities. The Company has also developed non-lending financial products, such as money management and investment product offerings, and has also leveraged its financial services platform to empower other businesses. Through strategic acquisitions made during the year ended December 31, 2020, the Company expanded its investment product offerings into Hong Kong, and now also operates as a platform-as-a-service for a variety of financial service providers, providing the infrastructure to facilitate core client-facing and back-end capabilities, such as account setup, account funding, direct deposit, authorizations and processing, payments functionality and check account balance features.
For information on business combinations, see Note 2.
Summary of Significant Accounting Policies
Basis of Presentation
The Unaudited Condensed Consolidated Financial Statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries and certain consolidated VIEs. All intercompany accounts were eliminated in consolidation. The Unaudited Condensed Consolidated Financial Statements were prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). We condensed or omitted certain notes and other financial information form the interim financial statements presented herein. The financial data and other information disclosed in these Notes to Unaudited Condensed Consolidated Financial Statements related to the three months ended March 31, 2021 and 2020 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated statements and, in the opinion of management, reflect all adjustments, which are of a normal recurring nature, necessary for a fair statement of the Company’s financial condition and results of operations and cash flows for the interim periods presented. The results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the full year ending December 31, 2021.
Use of Judgments, Assumptions and Estimates
The preparation of our Unaudited Condensed Consolidated Financial Statements and related disclosures in conformity with GAAP requires management to make assumptions and estimates that affect the amounts reported in our Unaudited Condensed Consolidated Financial Statements and accompanying notes. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of our assets and liabilities. These judgments, assumptions and estimates include, but are not limited to, the following: (i) fair value measurements; (ii) stock-based compensation expense, and (iii) business combinations. These judgments, estimates and assumptions are inherently subjective in nature and, therefore, actual results may differ from our estimates and assumptions.
Business Combinations
We account for acquisitions of entities or asset groups that qualify as businesses using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Purchase consideration is allocated to the tangible and intangible assets acquired and liabilities assumed based on the estimated fair values as of the acquisition date, which are measured in accordance with the principles outlined in Accounting Standards Codification (“ASC”) 820, Fair Value Measurement. The determination of fair value requires management to make estimates about discount rates, future expected cash flows, market conditions and other future events that are highly subjective in nature. The excess of the total purchase consideration over the fair value of the identified net assets acquired is recognized as goodwill. The results of the acquired businesses are included in our results of operations beginning from the date of acquisition. Acquisition-related costs are expensed as incurred.
During the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the allocation of purchase consideration and to the fair values of assets acquired and liabilities assumed to the extent that additional information becomes available. After this period, any subsequent adjustments are recorded in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.
Consolidation of Variable Interest Entities
We enter into arrangements in which we originate loans, establish a special purpose entity (“SPE”), and transfer loans to the SPE. We retain the servicing rights of those loans and hold additional interests in the SPE. We evaluate each such arrangement to determine whether we have a variable interest. If we determine that we have a variable interest in an SPE, we then determine whether the SPE is a VIE. If the SPE is a VIE, we assess whether we are the primary beneficiary of the VIE, such that we must consolidate the VIE on our Unaudited Condensed Consolidated Balance Sheets. To determine if we are the primary beneficiary, we identify the most significant activities and determine who has the power over those activities, and who absorbs the variability in the economics of the VIE. As of March 31, 2021 and December 31, 2020, we had 15 and 15 consolidated VIEs, respectively, on our Unaudited Condensed Consolidated Balance Sheets. Refer to Note 4 for more details regarding our consolidated VIEs. As of each of March 31, 2021 and December 31, 2020, there were two and one consolidated VIEs, respectively, which did not have securitization debt.
We periodically reassess our involvement with each VIE in which we have a variable interest. We monitor matters related to our ability to control economic performance, such as management of the SPE and its underlying loans, contractual changes in the services provided, the extent of our ownership, and the rights of third parties to terminate us as the VIE servicer. In addition, we monitor the financial performance of each VIE for indications that we may or may not have the right to absorb benefits or the obligation to absorb losses associated with variability in the financial performance of the VIE that could potentially be significant to that VIE, which we define as a variable interest of greater than 10%.
A significant change to the pertinent rights of us or other parties, or a significant change to the ranges of possible financial performance outcomes used in our assessment of the variability of cash flows due to us, could impact the determination of whether or not a VIE should be consolidated in future periods. VIE consolidation and deconsolidation may lead to increased volatility in our financial results and impact period-over-period comparability. Our maximum exposure to loss as a result of our involvement with consolidated VIEs is limited to our investment, which is eliminated in consolidation. There are no liquidity arrangements, guarantees or other commitments by third parties that may affect the fair value or risk of our variable interests in consolidated VIEs.
Fair Value Measurements
Fair value is defined as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We use a three-level fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis in periods subsequent to their initial measurement. The hierarchy requires us to use observable inputs when available and to minimize the use of unobservable inputs when determining fair value. The three levels are defined as follows:
•Level 1 — Quoted prices in active markets for identical assets or liabilities, accessible by us at the measurement date.
•Level 2 — Quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active, or observable inputs other than quoted prices.
•Level 3 — Unobservable inputs for assets or liabilities for which there is little or no market data, which requires us to develop our own assumptions. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the asset or liability.
A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Instruments are categorized in Level 3 of the fair value hierarchy based on the significance of unobservable factors in the overall fair value measurement. As a result, the related gains and losses for assets and liabilities within the Level 3 category presented in Note 7 may include changes in fair value that are attributable to both observable and unobservable inputs.
Transfers of Financial Assets
The transfer of an entire financial asset and, to a much lesser extent, a participating interest in an entire financial asset in which we surrender control over the asset is accounted for as a sale if all of the following conditions are met:
•the financial asset is isolated from the transferor and its consolidated affiliates as well as its creditors, even in bankruptcy or other receivership;
•the transferee or beneficial interest holders have the right to pledge or exchange the transferred financial asset; and
•the transferor, its consolidated affiliates and its agents do not maintain effective control over the transferred financial asset.
Loan sales are aggregated in the financial statements due to the similarity of both the loans transferred and servicing arrangements. The portion of our income relating to ongoing servicing and the fair value of our servicing rights are dependent upon the performance of the sold loans. We measure the gain or loss on the sale of financial assets as the net assets received from the sale less the carrying amount of the loans sold. The net assets received from the sale represent the fair value of any assets obtained or liabilities incurred as part of the transaction, including but not limited to cash, servicing assets, retained securitization investments and recourse obligations.
When securitizing loans, we employ a two-step transaction that includes the isolation of the underlying loans in a trust and the sale of beneficial interests in the trust to a bankruptcy-remote entity. Transfers of financial assets that do not qualify for sale accounting are reported as secured borrowings. Accordingly, the related assets remain on our Unaudited Condensed Consolidated Balance Sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds received from these transfers are reported as liabilities, with related interest expense recognized over the life of the related secured borrowing.
As a component of the loan sale agreements, we make certain representations to third parties that purchase our previously-held loans, some of which include Federal National Mortgage Association (“FNMA”) repurchase requirements and all of which are standard in nature and do not constrain our ability to recognize a sale for accounting purposes. Any significant estimated post-sale obligations or contingent obligations to the purchaser of the loans arising from these representations are accrued if probable and estimable. Pursuant to ASC 460, Guarantees, we establish a loan repurchase liability, which is based on historical experience and any current developments which would make it probable that we would buy back loans previously sold to third parties at the historical sales price. The loan repurchase liability is presented within accounts payable, accruals and other liabilities in the Unaudited Condensed Consolidated Balance Sheets, with the corresponding charges recorded within noninterest income — loan origination and sales in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.
Cash and Cash Equivalents
Cash and cash equivalents include unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. We consider all highly liquid investments with original maturity dates of three months or less to be cash equivalents.
Restricted Cash and Restricted Cash Equivalents
Restricted cash and restricted cash equivalents consist primarily of cash deposits, certificate of deposit accounts held on reserve, money market funds held by consolidated VIEs, funds reserved for committed stock purchases, and collection balances. These accounts are earmarked as restricted because these balances are either member balances held in our custody, escrow requirements for certain debt facilities and derivative agreements, deposits required by Member Banks that support one or more of our products, collection balances awaiting disbursement to investors, or represent consolidated VIE cash balances that we cannot use for general operating purposes.
Loans
As of March 31, 2021, our loan portfolio consisted of personal loans, student loans and home loans, which are measured at fair value, and credit card loans, which are measured at amortized cost, and which we began originating in the third quarter of 2020. As of December 31, 2020, we also had a commercial loan, which is further discussed below.
Loans Measured at Fair Value
Our personal loans, student loans and home loans are carried at fair value on a recurring basis and, therefore, all direct fees and costs related to the origination process are recognized in earnings as earned or incurred. We elected the fair value option to measure these loans, as we believe that fair value best reflects the expected economic performance of the loans, as well as our intentions given our gain on sale origination model. We record the initial fair value measurement and subsequent measurement changes in fair value in the period in which the changes occur within noninterest income — loan origination and sales in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. Our consolidated loans are originated with the intention to sell to third-party investors and are, therefore, considered held for sale. Securitized loans are assets held by consolidated SPEs as collateral for bonds issued, for which fair value changes are recorded within noninterest income — securitizations in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. Gains or losses recognized upon deconsolidation of a VIE are also recorded within noninterest income — securitizations.
Loans do not trade in an active market with readily observable prices. We determine the fair value of our loans using a discounted cash flow methodology, while also considering market data as it becomes available. We classify loans as Level 3 because the valuations utilize significant unobservable inputs.
We consider a loan to be delinquent when the borrower has not made the scheduled payment amount within one day of the scheduled payment date, provided the borrower is not in school or in deferment, forbearance or within an agreed-upon grace period. Loan deferment is a provision in the student loan contract that permits the borrower to defer payments while enrolled at least half time in school. During the deferment period, interest accrues on the loan balance and is capitalized to the loan when the loan enters repayment status, which begins when the student no longer qualifies for deferment.
Whereas deferment only relates to student loans, forbearance applies to student loans, personal loans and home loans. A borrower in repayment may generally request forbearance for reasons including a FEMA-declared disaster, unemployment, economic hardship or general economic uncertainty. Forbearance typically cannot exceed a total of 12 months over the life of the loan. During the year ended December 31, 2020 and, to a lesser extent, the three months ended March 31, 2021, requests for forbearance have also included impacts related to the COVID-19 pandemic. If forbearance is granted, interest continues to accrue during the forbearance period and is capitalized to the loan when the borrower resumes making payments. At the conclusion of a forbearance period, the contractual monthly payment is recalculated and is generally higher as a result.
Delinquent loans are charged off after 120 days of nonpayment or on the date of confirmed loss, at which time we stop accruing interest and reverse all accrued but unpaid interest as of such date. Additional information about our loans measured at fair value is included in Note 3 through Note 5, as well as Note 7.
Loans Measured at Amortized Cost
As of March 31, 2021 and December 31, 2020, loans measured at amortized cost included credit card loans. During the fourth quarter of 2020, we also issued a commercial loan, which had a principal balance of $16,500 and accumulated unpaid interest of $12 as of December 31, 2020, all of which was repaid during January 2021. For loans measured at amortized cost, we present accrued interest within loans in the Unaudited Condensed Consolidated Balance Sheets.
We launched our credit card product in the third quarter of 2020, which was expanded to a broader market in the fourth quarter of 2020. Credit card loans are reported as delinquent when they become 30 or more days past due. Credit card loans are charged off after 180 days of nonpayment or on the date of the confirmed loss, at which time we stop accruing interest and reverse all accrued but unpaid interest as of such date. When payments are received against charged off credit card loans, we use the cash basis method and resume the accrual of interest. Credit card loans charged off during the three months ended March 31, 2021 were immaterial. There were no credit card loans on nonaccrual status as of March 31, 2021 and December 31, 2020.
The following table presents the aging analysis of our credit card loans as of the dates indicated:

		Delinquent Loans
	Current	30–59 Days	60–89 Days	≥ 90 Days(1)	Total Delinquent Loans	Total Loans(2)
March 31, 2021
Credit card loans	$14,136	169	39	2	210	$14,346
December 31, 2020
Credit card loans	$3,864	74	2	—	76	$3,940
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(1)As of March 31, 2021, all of the credit card loans that were 90 days or more past due continued to accrue interest.
(2)Presented before allowance for credit losses and excludes accrued interest of $49 and $2 as of March 31, 2021 and December 31, 2020, respectively.
Allowance for Credit Losses
Effective January 1, 2020, we adopted the provisions of Accounting Standards Update (“ASU”) 2016-13, Measurement of Credit Losses on Financial Instruments, which requires upfront recognition of lifetime expected credit losses using a current expected credit loss model. As of March 31, 2021, the standard was applicable to (i) cash equivalents and restricted cash equivalents, (ii) accounts receivable from contracts with customers, inclusive of servicing related receivables, (iii) margin receivables, which were attributable to our activities at 8 Limited, (iv) certain loan repurchase reserves representing guarantees of credit exposure, and (v) loans measured at amortized cost, including credit card loans. Our approaches to measuring the allowance for credit losses on the applicable financial assets are as follows:
Cash equivalents and restricted cash equivalents: Our cash equivalents and restricted cash equivalents are short-term in nature and of high credit quality; therefore, we determined that our exposure to credit losses over the life of these instruments was immaterial.
Accounts receivable from contracts with customers: Accounts receivable from contracts with customers as of the balance sheet dates are recorded at their original invoice amounts reduced by any allowance for credit losses. In accordance with the standard, we pool our accounts receivable, all of which are short-term in nature and arise from contracts with customers, based on shared risk characteristics to assess their risk of loss, even when that risk is remote. Certain of our historical accounts receivable balances did not have any write-offs. We use the aging method to establish an allowance for expected credit losses on accounts receivable balances and consider whether current conditions or reasonable and supportable forecasts about future conditions warrant an adjustment to our historical loss experience. In applying such adjustments, we primarily evaluate changes in customer creditworthiness, current economic conditions, expectations of near-term economic trends and changes in customer payment terms and collection trends.
When we determine that a receivable is not collectible, we write off the uncollectible amount as a reduction to both the allowance and the gross asset balance. Recoveries are recorded when received and credited to provision for credit losses. Accrued interest is excluded from the measurement of the allowance for credit losses. Any change in the assumptions used in analyzing a specific account receivable may result in an additional allowance for credit losses being recognized in the period in which the change occurs. See Note 6 for additional information on our accounts receivable.
Margin receivables: Our margin receivables of $1.7 million and $1.6 million as of March 31, 2021 and December 31, 2020, respectively, associated with margin lending services we offer to members through 8 Limited, which we acquired in 2020, are fully collateralized by the borrowers’ securities under collateral maintenance provisions, to which we regularly monitor adherence. Therefore, using the practical expedient in ASC 326-20-35-6, Financial Instruments — Credit Losses, we did not record expected credit losses on this pool of margin receivables, as the fair value of the underlying collateral is expected to exceed the amortized cost of the receivables.
Loan repurchase reserves: We issue financial guarantees related to certain non-agency loan transfers, which are subject to repurchase based on the occurrence of certain credit-related events within a specified amount of time following loan transfer, which does not exceed 90 days from origination. We estimate the contingent guarantee liability based on our historical repurchase activity for similar types of loans and assess whether adjustments to our historical loss experience are required based on current conditions and forecasts of future conditions, as appropriate, as our exposure under the guarantee is short-term in nature. See Note 14 for additional information on our guarantees.
Credit card loans: Our credit card loan portfolio had a carrying value of $14,224 and $3,723 as of March 31, 2021 and December 31, 2020, respectively. Accordingly, our estimates of the allowance for credit losses as of March 31, 2021 and December 31, 2020 of $171 and $219, respectively, were immaterial to the Unaudited Condensed Consolidated Financial Statements. Our credit card loan portfolio consists of small balance, homogenous loans. We pool credit card loans using ten internal risk tier categories. We assign the risk tier of our credit card loans primarily based on credit scores, such as FICO, and utilizing a proprietary risk model that relies on other attributes from the credit bureau data to model account-level charge off probability. These pools will be reassessed periodically to confirm that all loans within each pool continue to share similar risk characteristics. As we do not yet have meaningful historical credit card data, we establish an allowance for the pooled credit card loans within each internal risk tier using a combination of historical industry and bureau data, which are then adjusted for current conditions and reasonable and supportable forecasts of future conditions, including economic conditions. We apply the probability-of-default and loss-given-default methods to the drawn balance of credit card loans within each internal risk tier to estimate the lifetime expected credit losses within each tier, which are then aggregated to determine the allowance for credit losses. We estimate the average life over which expected credit losses may occur for the pools of credit card loans within each risk tier using historical industry data for credit card loans with comparable risk profiles, which primarily reflects expectations of future payments on the credit card account. Similarly, we estimate the expected annual loss rate for the pools of credit card loans within each risk tier using historical credit bureau data for credit card loans with comparable risk profiles. We do not measure credit losses on the undrawn credit exposure, as such undrawn credit exposure is unconditionally cancellable by us. Management further considers an evaluation of overall portfolio credit quality based on indicators such as changes in our credit decisioning process, underwriting and collection management policies; the effects of external factors, such as regulatory requirements; general economic conditions and inherent uncertainties in applying the methodology. The assignment of internal risk tiers and determination of comparable industry and credit bureau data involves subjective management judgment.
When a credit card loan is charged off, we record a reduction to the allowance and the credit card loan balance. Accrued interest associated with a charged off receivable is reversed through interest income. Accrued interest receivables written off during the three months ended March 31, 2021 were immaterial. Recoveries of amounts previously charged off are recorded when received as a direct reduction to the provision for credit losses. We elected to exclude interest on credit card loans from the measurement of our allowance, as our policy allows for accrued interest to be reversed in a timely manner. Further, we elected the practical expedient to exclude the accrued interest component of our credit card loans from the quantitative disclosures presented in accordance with the guidance.
When necessary, we will apply a separate credit loss methodology to assets that have deteriorated in credit quality and, as such, no longer share similar risk characteristics with other assets in the pool. We will either estimate the allowance for credit losses on such assets with deteriorated credit quality individually based on individual risk characteristics or as part of a separate pool of assets that shares similar risk characteristics.
Servicing Rights
Each time we enter into a servicing agreement, we determine whether we should record a servicing asset, servicing liability, or neither a servicing asset nor liability. We elected the fair value option to measure our servicing rights subsequent to initial recognition. We measure the initial and subsequent fair value of our servicing rights using a discounted cash flow methodology, which includes our contractual servicing fee, ancillary income, prepayment rate assumptions, default rate assumptions, a discount rate commensurate with the risk of the servicing asset or liability being valued, and an assumed market cost of servicing, which is based on active quotes from third-party servicers. For servicing rights retained in connection with loan transfers that do not meet the requirements for sale accounting treatment, there is no recognition of a servicing asset or liability.
Servicing rights are initially measured at fair value and recognized as a component of the gain or loss from sales of loans and the initial capitalization is reported within noninterest income — loan origination and sales in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. Servicing rights are measured at fair value at each subsequent reporting date and changes in fair value are reported in earnings in the period in which they occur. Subsequent measurement changes, including servicing fee payments and fair value changes, are included within noninterest income — servicing in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. We elected the fair value option to measure our servicing rights to better align with the valuation of our loans, which are impacted by similar factors, such as conditional prepayment rates. We consider the risk of the assets and the observability of inputs in determining the classes of servicing rights. We have three classes of servicing assets: personal loans, home loans and student loans. No servicing was acquired or assumed from a third party during the three months ended March 31, 2021 and 2020. There is prepayment and delinquency risk inherent in our servicing rights, but we currently do not use any instruments to mitigate such risks.
See Note 7 for the key inputs used in the fair value measurements of our classes of servicing rights.
Securitization Investments
In Company-sponsored securitization transactions that meet the applicable criteria to be accounted for as a sale, we retain certain residual interests and asset-backed bonds. We measure these investments at fair value on a recurring basis. Gains and losses related to our securitization investments are reported within noninterest income — securitizations in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. We determine the fair value of our securitization investments using a discounted cash flow methodology, while also considering market data as it becomes available. We classify the residual investments as Level 3 due to the reliance on significant unobservable valuation inputs. We classify asset-backed bonds as Level 2 due to the use of quoted prices for similar assets in markets that are not active, as well as certain factors specific to us.
Our residual investments accrete interest income over the expected life using the effective yield method pursuant to ASC 325-40, Investments — Other, which reflects a portion of the overall fair value adjustment recorded each period on our residual investments. On a quarterly basis, we reevaluate the cash flow estimates over the life of the residual investments to determine if a change to the accretable yield is required on a prospective basis. Additionally, we record interest income associated with asset-backed bonds over the term of the underlying bond using the effective interest method on unpaid bond amounts. Interest income on residual investments and asset-backed bonds is presented within interest income — securitizations in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.
See Note 7 for the key inputs used in the fair value measurements of our residual investments and asset-backed bonds.
Equity Method Investments
We purchased a 16.7% interest in Apex Clearing Holdings, LLC (“Apex”) for $100,000 in December 2018, which represented our only significant equity method investment. We recorded our portion of Apex equity method earnings within noninterest income — other in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss and as an increase to the carrying value of our equity method investment in the Unaudited Condensed Consolidated Balance Sheets. We recognized equity method earnings on our investment in Apex of $997 during the three months ended March 31, 2020, which included basis difference amortization.
The seller of the Apex interest had call rights over our initial equity interest in Apex (“Seller Call Option”) from April 14, 2020 (“Option Start Date”) to December 14, 2023, which rights were exercised in January 2021. Therefore, we ceased recognizing Apex equity investment income subsequent to the call date. As of December 31, 2020, we measured the carrying value of the Apex equity method investment equal to the call payment that we received in January 2021 of $107,534. There was no equity method investment balance as of March 31, 2021.
During the three months ended March 31, 2020, we invested an additional $145 in Apex. We did not receive any distributions during the three months ended March 31, 2021 or 2020.
We also had an equity method investment balance related to a residential mortgage origination joint venture, which was discontinued in the third quarter of 2020. For the three months ended March 31, 2020, the income and loss related to this joint venture was immaterial.
Derivative Financial Instruments
We enter into derivative contracts to manage future loan sale execution risk. We did not elect hedge accounting, as management’s hedging intentions are to economically hedge the risk of unfavorable changes in the fair value of our student loans, personal loans and home loans. Our derivative instruments include interest rate futures, interest rate options, interest rate swaps, interest rate lock commitments (“IRLC”), credit default swaps and mortgage pipeline hedges. The interest rate futures, interest rate options and mortgage pipeline hedges are measured at fair value and categorized as Level 1 fair value assets and liabilities, as all contracts held are traded in active markets for identical assets or liabilities and quoted prices are accessible by us at the measurement date. The interest rate swaps are measured at fair value and categorized as Level 2 fair value assets and liabilities, as all contracts held are traded in active markets for similar assets or liabilities and other observable inputs are available at the measurement date. IRLCs are categorized as Level 3 fair value assets and liabilities, as the fair value is highly dependent on an assumed loan funding probability. Changes in derivative instrument fair values are recognized in earnings as they occur. For the three months ended March 31, 2021 and 2020, we recorded a gain (loss) of $27,569 and $(24,981), respectively, in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss within noninterest income — loan origination and sales related to our derivative assets and liabilities associated with our management of future loan sale execution risk. The loss during the three months ended March 31, 2020 was inclusive of a $22,487 gain on credit default swaps that were opened and settled during the period. Depending on the measurement date position, derivative financial instruments are presented within other assets or accounts payable, accruals and other liabilities in the Unaudited Condensed Consolidated Balance Sheets.
In addition, in the past we have entered into derivative contracts to hedge the market risk associated with some of our non-securitization investments, which are also presented within other assets or accounts payable, accruals and other liabilities in the Unaudited Condensed Consolidated Balance Sheets. Gains and losses are recorded within noninterest income — other in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. For the three months ended March 31, 2020, we recorded a gain of $996. We did not record a gain or loss for the three months ended March 31, 2021, as we did not have any such derivative contracts to hedge our non-securitization investments during the period.
Certain derivative instruments are subject to enforceable master netting arrangements. Accordingly, we present our net asset or liability position by counterparty within the Unaudited Condensed Consolidated Balance Sheets. Additionally, since our cash collateral balances do not approximate the fair value of the derivative position, we do not offset our right to reclaim cash collateral or obligation to return cash collateral against recognized derivative assets or liabilities. As of March 31, 2021, our derivative instruments were in asset positions totaling $7,505, with no offsetting liability positions and no cash collateral related to our master netting arrangements. As of December 31, 2020, our derivative instruments were in liability positions totaling $2,955, with no offsetting asset positions and cash collateral included within restricted cash and restricted cash equivalents in the Unaudited Condensed Consolidated Balance Sheets related to our master netting arrangements of $1,746. See Note 7 for additional information on our derivative assets and liabilities. Our derivative instruments are reported within cash from operating activities in the Unaudited Condensed Consolidated Statements of Cash Flows.
Residual Interests Classified as Debt
For residual interests related to consolidated securitizations, the residual interests held by third parties are presented as residual interests classified as debt in the Unaudited Condensed Consolidated Balance Sheets. We measure residual interests classified as debt at fair value on a recurring basis. We record subsequent measurement changes in fair value in the period in which the change occurs within noninterest income — securitizations in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. We determine the fair value of residual interests classified as debt using a discounted cash flow methodology, while also considering market data as it becomes available. We classify the residual interests classified as debt as Level 3 due to the reliance on significant unobservable valuation inputs.
We recognize interest expense related to residual interests classified as debt over the expected life using the effective yield method, which reflects a portion of the overall fair value adjustment recorded each period on our residual interests classified as debt. Interest expense related to residual interests classified as debt is presented within interest expense — securitizations and warehouses in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. On a quarterly basis, we reevaluate the cash flow estimates to determine if a change to the accretable yield is required on a prospective basis.
See Note 7 for the key inputs used in the fair value measurements of residual interests classified as debt.
Revenue Recognition
In accordance with ASC 606, Revenue from Contracts with Customers, in each of our revenue arrangements, revenue is recognized when control of the promised goods or services is transferred to the customer in an amount that reflects our expected consideration in exchange for those goods or services.
Disaggregated Revenue
The table below presents revenue from contracts with customers disaggregated by type of service, which best depicts how the revenue and cash flows are affected by economic factors, and by the reportable segment to which each revenue stream relates. Revenues from contracts with customers are presented within noninterest income — Technology Platform fees and noninterest income — other in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. There are no revenues from contracts with customers attributable to our Lending segment for any of the periods presented.

	Three Months Ended March 31,
	2021	2020
Financial Services
Referrals	$2,254	$1,589
Brokerage	4,612	177
Payment network	1,202	298
Enterprise services	58	54
Total	$8,126	$2,118
Technology Platform
Technology Platform fees	$45,659	$—
Payment network	442	—
Total	$46,101	$—
Total Revenue from Contracts with Customers
Technology Platform fees	$45,659	$—
Referrals	2,254	1,589
Payment network	1,644	298
Brokerage	4,612	177
Enterprise services	58	54
Total	$54,227	$2,118

Technology Platform Fees
Commencing in May 2020 with our acquisition of Galileo, we earn Technology Platform fees for providing an integrated platform as a service for financial and non-financial institutions. Within our technology platform fee arrangements, certain contracts contain a provision for a fixed, upfront implementation fee related to setup activities, which represents an advance payment for future technology platform services. Our implementation fees are recognized ratably over the contract life, as we consider the implementation fee partially earned each month that we meet our performance obligation over the life of the contract. We had deferred revenues of $2,635 and $2,520 as of March 31, 2021 and December 31, 2020, which are presented within accounts payable, accruals and other liabilities in the Unaudited Condensed Consolidated Balance Sheets. During the three months ended March 31, 2021, we recognized revenue of $156 associated with deferred revenues within noninterest income — Technology Platform fees in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.
Sales commissions: Capitalized sales commissions presented within other assets in the Unaudited Condensed Consolidated Balance Sheets, which are incurred in connection with obtaining a technology platform-as-a-service contract, were $546 and $527 as of March 31, 2021 and December 31, 2020, respectively. Additionally, we incur ongoing monthly commissions, which are expensed as incurred, as the benefit of such sales efforts are realized only in the period in which the commissions are earned. Commissions recorded within noninterest expense — sales and marketing in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss were $809 during the three months ended March 31, 2021, of which $64 represented amortization of capitalized sales commissions.
Loss Contingencies
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded in accounts payable, accruals and other liabilities in the Unaudited Condensed Consolidated Balance Sheets. Such liabilities and associated expenses are recorded when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Such estimates are based on the best information available at the time. As additional information becomes available, we reassess the potential liability and record an estimate in the period in which the adjustment is probable and an amount or range can be reasonably estimated. Due to the inherent uncertainties of loss contingencies, estimates may be different from the actual outcomes. With respect to legal proceedings, we recognize legal fees as they are incurred within noninterest expense — general and administrative in our Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. See Note 14 for discussion of contingent matters.
Recently Adopted Accounting Standards
We did not adopt any accounting standards during the three months ended March 31, 2021.
Recent Accounting Standards Issued, But Not Yet Adopted
Facilitation of the Effects of Reference Rate Reform on Financial Reporting
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarifies the scope of ASC 848 for certain derivative instruments that use an interest rate for margining, discounting or contract price alignment. ASU 2020-04 and ASU 2021-01 were both effective upon issuance and may be applied to contract modifications from January 1, 2020 through December 31, 2022. We are in the process of reviewing our borrowings and Series 1 redeemable preferred stock dividends that utilize LIBOR as the reference rate and are evaluating options for modifying such arrangements in accordance with the provisions of the standard and the potential impact that such modifications may have on the condensed consolidated financial statements and related disclosures.
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU simplifies the accounting for certain convertible instruments, amends the guidance on derivative scope exceptions for contracts in an entity’s own equity, and modifies the guidance on diluted earnings per share calculations as a result of these changes. The standard is effective for fiscal years and interim periods beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. We are currently evaluating the effect of adopting this standard on our condensed consolidated financial statements and related disclosures.	Organization, Summary of Significant Accounting Policies and New Accounting Standards
Organization
Social Finance, Inc. (collectively with its subsidiaries, “SoFi”, the “Company”, “we”, “us” or “our”) is a financial services platform. The Company was founded in 2011 to offer an innovative approach to the private student loan market by providing student loan refinancing options. Since its founding, SoFi has expanded its lending strategy to offer home loans, personal loans and credit cards. SoFi predominantly operates in the U.S. via its lending activities. The Company has also developed non-lending financial products, such as money management and investment product offerings, and has also leveraged its financial services platform to empower other businesses. Through strategic acquisitions made during the year ended December 31, 2020, the Company expanded its investment product offerings into Hong Kong, and now also operates as a platform-as-a-service for a variety of financial service providers, providing the infrastructure to facilitate core customer-facing and back-end capabilities, such as account setup, account funding, direct deposit, authorizations and processing, payments functionality and check account balance features.
Summary of Significant Accounting Policies
Basis of Presentation
The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries and certain consolidated VIEs. All intercompany accounts were eliminated in consolidation. The consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”).
Use of Judgments, Assumptions and Estimates
The preparation of our Consolidated Financial Statements and related disclosures in conformity with GAAP requires management to make assumptions and estimates that affect the amounts reported in our Consolidated Financial Statements and accompanying notes. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of our assets and liabilities. These judgments, assumptions and estimates include, but are not limited to, the following: (i) fair value measurements; (ii) stock-based compensation expense, and (iii) business combinations. These judgments, estimates and assumptions are inherently subjective in nature and, therefore, actual results may differ from our estimates and assumptions.
Business Combinations
We account for acquisitions of entities or asset groups that qualify as businesses using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Purchase consideration is allocated to the tangible and intangible assets acquired and liabilities assumed based on the estimated fair values as of the acquisition date, which are measured in accordance with the principles outlined in Accounting Standards Codification (“ASC”) 820, Fair Value Measurement. The determination of fair value requires management to make estimates about discount rates, future expected cash flows, market conditions and other future events that are highly subjective in nature. The excess of the total purchase consideration over the fair value of the identified net assets acquired is recognized as goodwill. See “— Goodwill and Intangible Assets” for our related accounting policy. The results of the acquired businesses are included in our results of operations beginning from the date of acquisition. Acquisition-related costs are expensed as incurred.
During the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the allocation of purchase consideration and to the fair values of assets acquired and liabilities assumed to the extent that additional information becomes available. After this period, any subsequent adjustments are recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Consolidation of Variable Interest Entities
We enter into arrangements in which we originate loans, establish a special purpose entity (“SPE”), and transfer loans to the SPE. We retain the servicing rights of those loans and hold additional interests in the SPE. We evaluate each such arrangement to determine whether we have a variable interest. If we determine that we have a variable interest in an SPE, we then determine whether the SPE is a VIE. If the SPE is a VIE, we assess whether we are the primary beneficiary of the VIE, such that we must consolidate the VIE on our Consolidated Balance Sheets. To determine if we are the primary beneficiary, we identify the most significant activities and determine who has the power over those activities, and who absorbs the variability in the economics of the VIE. As of December 31, 2020 and 2019, we had 15 and 18 consolidated VIEs, respectively, on our Consolidated Balance Sheets. Refer to Note 5 for more details regarding our consolidated VIEs. As of each balance sheet date presented, there was one consolidated VIE which did not have securitization debt.
We periodically reassess our involvement with each VIE in which we have a variable interest. We monitor matters related to our ability to control economic performance, such as management of the SPE and its underlying loans, contractual changes in the services provided, the extent of our ownership, and the rights of third parties to terminate us as the VIE servicer. In addition, we monitor the financial performance of each VIE for indications that we may or may not have the right to absorb benefits or the obligation to absorb losses associated with variability in the financial performance of the VIE that could potentially be significant to that VIE, which we define as a variable interest of greater than 10%.
A significant change to the pertinent rights of us or other parties, or a significant change to the ranges of possible financial performance outcomes used in our assessment of the variability of cash flows due to us, could impact the determination of whether or not a VIE should be consolidated in future periods. VIE consolidation and deconsolidation may lead to increased volatility in our financial results and impact period-over-period comparability. Our maximum exposure to loss as a result of our involvement with consolidated VIEs is limited to our investment, which is eliminated in consolidation. There are no liquidity arrangements, guarantees or other commitments by third parties that may affect the fair value or risk of our variable interests in consolidated VIEs.
Foreign Currency Translation Adjustments
We revalue assets, liabilities, income and expense denominated in non-U.S. currencies into U.S. dollars using applicable exchange rates. Gains and losses relating to foreign currency translation adjustments are included in accumulated other comprehensive loss in our Consolidated Balance Sheets.
Fair Value Measurements
Fair value is defined as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We use a three-level fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis in periods subsequent to their initial measurement. The hierarchy requires us to use observable inputs when available and to minimize the use of unobservable inputs when determining fair value. The three levels are defined as follows:
•Level 1 — Quoted prices in active markets for identical assets or liabilities, accessible by us at the measurement date.
•Level 2 — Quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active, or other observable inputs other than quoted prices.
•Level 3 — Unobservable inputs for assets or liabilities for which there is little or no market data, which requires us to develop our own assumptions. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the asset or liability.
A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Instruments are categorized in Level 3 of the fair value hierarchy based on the significance of unobservable factors in the overall fair value measurement. As a result, the related gains and losses for assets and liabilities within the Level 3 category presented in Note 8 may include changes in fair value that are attributable to both observable and unobservable inputs.
Transfers of Financial Assets
The transfer of an entire financial asset and, to a much lesser extent, a participating interest in an entire financial asset in which we surrender control over the asset is accounted for as a sale if all of the following conditions are met:
•the financial asset is isolated from the transferor and its consolidated affiliates as well as its creditors, even in bankruptcy or other receivership;
•the transferee or beneficial interest holders have the right to pledge or exchange the transferred financial asset; and
•the transferor, its consolidated affiliates and its agents do not maintain effective control over the transferred financial asset.
Loan sales are aggregated in the financial statements due to the similarity of both the loans transferred and servicing arrangements. The portion of our income relating to ongoing servicing and the fair value of our servicing rights are dependent upon the performance of the sold loans. We measure the gain or loss on the sale of financial assets as the net assets received from the sale less the carrying amount of the loans sold. The net assets received from the sale represent the fair value of any assets obtained or liabilities incurred as part of the transaction, including but not limited to cash, servicing assets, retained securitization investments and recourse obligations.
When securitizing loans, we employ a two-step transaction that includes the isolation of the underlying loans in a trust and the sale of beneficial interests in the trust to a bankruptcy-remote entity. Transfers of financial assets that do not qualify for sale accounting are reported as secured borrowings. Accordingly, the related assets remain on our Consolidated Balance Sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds received from these transfers are reported as liabilities, with related interest expense recognized over the life of the related secured borrowing.
As a component of the loan sale agreements, we make certain representations to third parties that purchase our previously-held loans, some of which include Federal National Mortgage Association (“FNMA”) repurchase requirements and all of which are standard in nature and do not constrain our ability to recognize a sale for accounting purposes. Any significant estimated post-sale obligations or contingent obligations to the purchaser of the loans arising from these representations are accrued if probable and estimable. Pursuant to ASC 460, Guarantees, we establish a loan repurchase liability, which is based on historical experience and any current developments which would make it probable that we would buy back loans previously sold to third parties at the historical sales price. The loan repurchase liability is presented within accounts payable, accruals and other liabilities in the Consolidated Balance Sheets, with the corresponding charges recorded within noninterest income — loan origination and sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Cash and Cash Equivalents
Cash and cash equivalents include unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. We consider all highly liquid investments with original maturity dates of three months or less to be cash equivalents.
Restricted Cash and Restricted Cash Equivalents
Restricted cash and restricted cash equivalents consist primarily of cash deposits, certificate of deposit accounts held on reserve, money market funds held by consolidated VIEs, funds reserved for committed stock purchases, and collateral collection balances. These accounts are earmarked as restricted because these balances are either held in escrow as required for certain debt facilities and derivative agreements or represent consolidated VIE cash balances that we cannot use for general operating purposes.
Loans
Our loan portfolio consists of personal loans, student loans and home loans, which are measured at fair value, and credit card loans and a commercial loan, which are measured at amortized cost and were new to our business in 2020.
Loans Measured at Fair Value
Our personal, student and home loans are carried at fair value on a recurring basis and, therefore, all direct fees and costs related to the origination process are recognized in earnings as earned or incurred. We elected the fair value option to measure these loans, as we believe that fair value best reflects the expected economic performance of the loans, as well as our intentions given our gain on sale origination model. We record the initial fair value measurement and subsequent measurement changes in fair value in the period in which the changes occur within noninterest income — loan origination and sales in the Consolidated Statements of Operations and Comprehensive Income (Loss). Our consolidated loans are originated with the intention to sell to third-party investors and are, therefore, considered held for sale. Securitized loans are assets held by consolidated SPEs as collateral for bonds issued, for which fair value changes are recorded within noninterest income — securitizations in the Consolidated Statements of Operations and Comprehensive Income (Loss). Gains or losses recognized upon deconsolidation of a VIE are also recorded within noninterest income — securitizations.
Loans do not trade in an active market with readily observable prices. We determine the fair value of our loans using a discounted cash flow methodology, while also considering market data as it becomes available. We classify loans as Level 3 because the valuations utilize significant unobservable inputs.
We consider a loan to be delinquent when the borrower has not made the scheduled payment amount within one day of the scheduled payment date, provided the borrower is not in school or in deferment, forbearance or within an agreed-upon grace period. Loan deferment is a provision in the student loan contract that permits the borrower to defer payments while enrolled at least half time in school. During the deferment period, interest accrues on the loan balance and is capitalized to the loan when the loan enters repayment status, which begins when the student no longer qualifies for deferment.
Whereas deferment only relates to student loans, forbearance applies to student loans, personal loans and home loans. A borrower in repayment may generally request forbearance for reasons including a FEMA-declared disaster, unemployment, economic hardship or general economic uncertainty. Forbearance typically cannot exceed a total of 12 months over the life of the loan. During the year ended December 31, 2020, requests for forbearance have also included impacts related to the COVID-19 pandemic. If forbearance is granted, interest continues to accrue during the forbearance period and is capitalized to the loan when the borrower resumes making payments. At the conclusion of a forbearance period, the contractual monthly payment is recalculated and is generally higher as a result.
Delinquent loans are charged off after 120 days of nonpayment or on the date of confirmed loss, at which time we stop accruing interest and reverse all accrued but unpaid interest as of such date. Additional information about our loans measured at fair value is included in Note 4 through Note 6, as well as Note 8.
Loans Measured at Amortized Cost
As of December 31, 2020, loans measured at amortized cost include credit card loans and a commercial loan. We did not have any loans measured at amortized cost as of December 31, 2019. For loans measured at amortized cost, we present accrued interest within loans in the Consolidated Balance Sheets.
During the fourth quarter of 2020, we issued a commercial loan, which had a principal balance of $16,500 and accumulated unpaid interest of $12 as of December 31, 2020, all of which was repaid during January 2021.
We launched our credit card product in the third quarter of 2020, which was expanded to a broader market in the fourth quarter of 2020. Credit card loans are reported as delinquent when they become 30 or more days past due. Credit card loans will be charged off after 180 days of nonpayment or on the date of the confirmed loss, at which time we will stop accruing interest and reverse all accrued but unpaid interest as of such date. When payments are received against charged off credit card loans, we will use the cash basis method and resume the accrual of interest. As our credit card loans were outstanding for less than 180 days as of December 31, 2020, there were no credit card loans subject to charge off.
The following table presents the aging analysis of our credit card loans as of December 31, 2020, which excludes accrued interest of $2:

	December 31, 2020
		Delinquent Loans
	Current	30–59 Days	60–89 Days	≥ 90 Days	Total Delinquent Loans	Total Loans
Credit card loans	$3,864	$74	$2	$—	$76	$3,940
We did not have any credit card loans that were 90 days or more past due nor any credit card loans on nonaccrual status as of December 31, 2020.
Allowance for Credit Losses
Effective January 1, 2020, we adopted the provisions of Accounting Standards Update (“ASU”) 2016-13, Measurement of Credit Losses on Financial Instruments, which requires upfront recognition of lifetime expected credit losses using a current expected credit loss model. As of December 31, 2020, the standard was applicable to (i) cash equivalents and restricted cash equivalents, (ii) accounts receivable from contracts with customers, inclusive of servicing related receivables, (iii) related party notes receivable, (iv) margin receivables, which were attributable to our activities at 8 Limited, (v) certain loan repurchase reserves representing guarantees of credit exposure, and (vi) loans measured at amortized cost, including credit card loans and a commercial loan, which were new to our business in 2020. We did not recognize any allowance for credit losses on our single commercial loan as of December 31, 2020 because it was fully repaid prior to the issuance of our year-end financial statements. Our approaches to measuring the allowance for credit losses on the other applicable financial assets are as follows:
Cash equivalents and restricted cash equivalents: Our cash equivalents and restricted cash equivalents are short-term in nature and of high credit quality; therefore, we determined that our exposure to credit losses over the life of these instruments was immaterial.
Accounts receivable from contracts with customers: Accounts receivable from contracts with customers as of the balance sheet date are recorded at their original invoice amounts reduced by any allowance for credit losses. In accordance with the standard, we pool our accounts receivable, all of which are short-term in nature and arise from contracts with customers, based on shared risk characteristics to assess their risk of loss, even when that risk is remote. Certain of our historical accounts receivable balances did not have any write-offs. We use the aging method to establish an allowance for expected credit losses on accounts receivable balances and consider whether current conditions or reasonable and supportable forecasts about future conditions warrant an adjustment to our historical loss experience. In applying such adjustments, we primarily evaluate changes in customer creditworthiness, current economic conditions, expectations of near-term economic trends and changes in customer payment terms and collection trends.
When we determine that a receivable is not collectible, we write off the uncollectible amount as a reduction to both the allowance and the gross asset balance. Recoveries are recorded when received and credited to provision for credit losses. Accrued interest is excluded from the measurement of the allowance for credit losses. Any change in the assumptions used in analyzing a specific account receivable may result in an additional allowance for credit losses being recognized in the period in which the change occurs. See “— Recently Adopted Accounting Standards” for discussion of our adoption of the provisions of ASU 2016-13 and Note 7 for additional information on our accounts receivable.
Related party notes receivable: Our related party notes receivable consist of loans to an equity method investee, as further discussed in Note 14. We determined that our exposure to credit losses on our related party notes receivable was immaterial. Subsequent to the balance sheet date, the equity method investee paid off the outstanding principal balance and accrued interest. See Note 18 for additional information.
Margin receivables: Our margin receivables of $1.6 million as of December 31, 2020 associated with margin lending services we offer to members through 8 Limited, which we acquired in 2020, are fully collateralized by the borrowers’ securities under collateral maintenance provisions, to which we regularly monitor adherence. Therefore, using the practical expedient in ASC 326-20-35-6, Financial Instruments — Credit Losses, we did not record expected credit losses on this pool of margin receivables, as the fair value of the underlying collateral is expected to exceed the amortized cost of the receivables.
Loan repurchase reserves: We issue financial guarantees related to certain non-agency loan transfers, which are subject to repurchase based on the occurrence of certain credit-related events within a specified amount of time following loan transfer, which does not exceed 90 days from origination. We estimate the contingent guarantee liability based on our historical repurchase activity for similar types of loans and assess whether adjustments to our historical loss experience are required based on current conditions and forecasts of future conditions, as appropriate, as our exposure under the guarantee is short-term in nature. See Note 15 for additional information on our guarantees.
Credit card loans: Our credit card loan portfolio had a carrying value of $3,723 as of December 31, 2020. Accordingly, our estimate of the allowance for credit losses as of December 31, 2020 of $219 was immaterial to the Consolidated Financial Statements. Our credit card loan portfolio consists of small balance, homogenous loans. We pool credit card loans using ten internal risk tier categories. We assign the risk tier of our credit card loans primarily based on credit scores, such as FICO, and utilizing a proprietary risk model that relies on other attributes from the credit bureau data to model account-level charge off probability. These pools will be reassessed periodically to confirm that all loans within each pool continue to share similar risk characteristics. As we do not yet have meaningful historical credit card data, we establish an allowance for the pooled credit card loans within each internal risk tier using a combination of historical industry and bureau data, which are then adjusted for current conditions and reasonable and supportable forecasts of future conditions, including economic conditions. We apply the probability-of-default and loss-given-default methods to the drawn balance of credit card loans within each internal risk tier to estimate the lifetime expected credit losses within each tier, which are then aggregated to determine the allowance for credit losses. We estimate the average life over which expected credit losses may occur for the pools of credit card loans within each risk tier using historical industry data for credit card loans with comparable risk profiles, which primarily reflects expectations of future payments on the credit card account. Similarly, we estimate the expected annual loss rate for the pools of credit card loans within each risk tier using historical credit bureau data for credit card loans with comparable risk profiles. We do not measure credit losses on the undrawn credit exposure, as such undrawn credit exposure is unconditionally cancellable by us. Management further considers an evaluation of overall portfolio credit quality based on indicators such as changes in our credit decisioning process, underwriting and collection management policies; the effects of external factors, such as regulatory requirements; general economic conditions and inherent uncertainties in applying the methodology. The assignment of internal risk tiers and determination of comparable industry and credit bureau data involves subjective management judgment.
When a credit card loan is charged off, which was not applicable to the current period, we will record a reduction to the allowance and the credit card loan balance. Accrued interest associated with a charged off receivable will be reversed through interest income. We did not have any accrued interest receivables written off during the year ended December 31, 2020. Recoveries of amounts previously charged off will be recorded when received as a direct reduction to the provision for credit losses. We elected to exclude interest on credit card loans from the measurement of our allowance, as our policy allows for accrued interest to be reversed in a timely manner. Further, we elected the practical expedient to exclude the accrued interest component of our credit card loans from the quantitative disclosures presented in accordance with the guidance.
When necessary, we will apply a separate credit loss methodology to assets that have deteriorated in credit quality and, as such, no longer share similar risk characteristics with other assets in the pool. We will either estimate the allowance for credit losses on such assets with deteriorated credit quality individually based on individual risk characteristics or as part of a separate pool of assets that shares similar risk characteristics.
Servicing Rights
Each time we enter into a servicing agreement, we determine whether we should record a servicing asset, servicing liability, or neither a servicing asset nor liability. We elected the fair value option to measure our servicing rights subsequent to initial recognition. We measure the initial and subsequent fair value of our servicing rights using a discounted cash flow methodology, which includes our contractual servicing fee, ancillary income, prepayment rate assumptions, default rate assumptions, a discount rate commensurate with the risk of the servicing asset or liability being valued, and an assumed market cost of servicing, which is based on active quotes from third-party servicers. For servicing rights retained in connection with loan transfers that do not meet the requirements for sale accounting treatment, there is no recognition of a servicing asset or liability.
Servicing rights are initially measured at fair value and recognized as a component of the gain or loss from sales of loans and the initial capitalization is reported within noninterest income — loan origination and sales in the Consolidated Statements of Operations and Comprehensive Income (Loss). Servicing rights are measured at fair value at each subsequent reporting date and changes in fair value are reported in earnings in the period in which they occur. Subsequent measurement changes, including servicing fee payments and fair value changes, are included within noninterest income — servicing in the Consolidated Statements of Operations and Comprehensive Income (Loss). We elected the fair value option to measure our servicing rights to better align with the valuation of our loans, which are impacted by similar factors, such as conditional prepayment rates. We consider the risk of the assets and the observability of inputs in determining the classes of servicing rights. We have three classes of servicing assets: personal loans, home loans and student loans. No servicing was acquired or assumed from a third party during the years ended December 31, 2020, 2019 and 2018. There is prepayment and delinquency risk inherent in our servicing rights, but we currently do not use any instruments to mitigate such risks.
See Note 8 for the key inputs used in the fair value measurements of our classes of servicing rights.
Securitization Investments
In Company-sponsored securitization transactions that meet the applicable criteria to be accounted for as a sale, we retain certain residual interests and asset-backed bonds. We measure these investments at fair value on a recurring basis. Gains and losses related to our securitization investments are reported within noninterest income — securitizations in the Consolidated Statements of Operations and Comprehensive Income (Loss). We determine the fair value of our securitization investments using a discounted cash flow methodology, while also considering market data as it becomes available. We classify the residual investments as Level 3 due to the reliance on significant unobservable valuation inputs. We classify asset-backed bonds as Level 2 due to the use of quoted prices for similar assets in markets that are not active, as well as certain factors specific to us.
Our residual investments accrete interest income over the expected life using the effective yield method pursuant to ASC 325-40, Investments — Other, which reflects a portion of the overall fair value adjustment recorded each period on our residual investments. On a quarterly basis, we reevaluate the cash flow estimates over the life of the residual investments to determine if a change to the accretable yield is required on a prospective basis. Additionally, we record interest income associated with asset-backed bonds over the term of the underlying bond using the effective interest method on unpaid bond amounts. Interest income on residual investments and asset-backed bonds is presented within interest income — securitizations in the Consolidated Statements of Operations and Comprehensive Income (Loss).
See Note 8 for the key inputs used in the fair value measurements of our residual investments and asset-backed bonds.
Equity Method Investments
We purchased a 16.7% interest in Apex Clearing Holdings, LLC (“Apex”) for $100,000 in December 2018, which represented our only significant equity method investment. This equity method investment was motivated by us seeking partial integration of transaction clearing and asset custody functions integral to our investment brokerage business, and the desire to diversify our earnings from lending and financial services activities. Based on accounting guidance in ASC 323, Investments — Equity Method and Joint Ventures, we concluded that we had significant influence over Apex because of our representation on Apex’s board of directors. However, we did not control Apex and, therefore, accounted for our investment under the equity method of accounting. We initially measured our equity method investments at cost, which included direct acquisition costs.
We recorded our portion of Apex equity method earnings within noninterest income — other in the Consolidated Statements of Operations and Comprehensive Income (Loss) and as an increase to the carrying value of our equity method investment in the Consolidated Balance Sheets. We recognized equity method earnings on our investment in Apex of $4,442, $795 and $117 during the years ended December 31, 2020, 2019 and 2018, respectively. Our recognized equity method earnings included basis difference amortization. Additionally, in 2020, our equity method earnings included an impairment charge, as further discussed below. The investment in Apex resulted in a $76,305 basis difference between the purchase price of the equity method investment and our ownership percentage of Apex’s net assets on the date of investment. The basis difference was attributable to separately-identified Apex software, definite-lived intangible assets and equity method goodwill. The basis difference attributable to software and definite-lived intangible assets was amortized into income as an offset to equity method earnings from Apex over the useful lives of the separately-identified Apex software and definite-lived intangible assets, which ranged from three to nine years. Our policy for amortizing separately-identified Apex assets was consistent with our policy for amortizing our purchased software and definite-lived intangible assets of a similar type.
We assess our Apex investment for possible impairment when events indicate that the fair value of the investment may be below its carrying value. When a decline in fair value is determined to be other than temporary, we adjust the carrying value of the investment to its fair value and record the impairment expense within noninterest income — other in the Consolidated Statements of Operations and Comprehensive Income (Loss). In determining whether a decline in fair value is other than temporary, we consider factors such as the duration and extent of the decline, the investee’s financial performance, and our ability and intent to retain the investment for a duration sufficient to allow for any anticipated recovery of the investment’s market value. The cost basis of the investment is not adjusted for subsequent recoveries in fair value. We did not recognize any impairment related to our Apex equity method investment during the years ended December 31, 2019 and 2018. See below for impairment recognized during the year ended December 31, 2020.
The seller of the Apex interest had call rights over our initial equity interest in Apex (“Seller Call Option”) from April 14, 2020 (“Option Start Date”) to December 14, 2023. If the Seller Call Option was exercised on or before the one-month anniversary of the Option Start Date, the aggregate purchase price would be equal to $100,000. If the Seller Call Option was exercised after the one-month anniversary of the Option Start Date, the aggregate purchase price would be $100,000 plus a per diem amount of $27 for each day elapsed following the Option Start Date. We concluded that the Seller Call Option was neither a freestanding derivative, nor an embedded derivative that required separate classification on our Consolidated Balance Sheets. Therefore, we evaluated the provisions of the Seller Call Option arrangement in our investment impairment assessment at each reporting date.
During January 2021, the seller of our Apex interest exercised the Seller Call Option on our initial Apex equity investment. Therefore, we will no longer recognize Apex equity investment income subsequent to the call date. We measured the carrying value of the Apex equity method investment as of December 31, 2020 equal to the call payment that we received in January 2021 of $107,534, which resulted in the recognition of an impairment charge of $4,340 during the fourth quarter of 2020. During the year ended December 31, 2020, we invested an additional $145 in Apex. We had a total equity method investment balance of $102,946 as of December 31, 2019 related to our investment in Apex, which included $1,633 of direct acquisition costs that were capitalized as part of the equity method investment balance. We did not receive any distributions during the years ended December 31, 2020, 2019 or 2018. Due to the additional investment we made during 2020, we will maintain an immaterial investment in Apex, but we will no longer qualify for equity method accounting, given our lack of influence and infinitesimal ownership percentage in Apex.
As of December 31, 2019, we also had a total equity method investment balance related to a residential mortgage origination joint venture of $1,103. During the year ended December 31, 2020, this joint venture was discontinued, at which point we received a closing distribution of $974 related to this investment, and we recognized an immaterial loss on the dissolution date. Historically, the income and loss related to this joint venture was immaterial, and we made an immaterial incremental investment during 2019.
We evaluate our equity method investments for significance in accordance with Regulation S-X, Rule 3-09 (“Rule 3-09”) and Regulation S-X, Rule 4-08(g) (“Rule 4-08(g)”) and present separate annual financial statements or summarized financial information, respectively, as required by those rules. See Note 14 for the financial information of the entities in which we have equity method investments.
Property, Equipment and Software
All property, equipment and software are initially recorded at cost; repairs and maintenance are expensed as incurred. Computer hardware, furniture and fixtures, finance lease ROU assets and software are depreciated or amortized on a straight-line basis over the estimated useful life of each class of depreciable or amortizable assets (ranging from 2.5 to 7.0 years). Leasehold improvements are amortized over the shorter of the respective lease term or the estimated lives of the leasehold improvements.
Software includes both purchased and internally-developed software. Internally-developed software is capitalized when preliminary project efforts are successfully completed, and it is probable that both the project will be completed and the software will be used as intended. Capitalized costs consist of salaries and compensation costs for employees, fees paid to third-party consultants who are directly involved in development efforts and costs incurred for upgrades and functionality enhancements. Other costs are expensed as incurred.
The table below presents our major classes of depreciable and amortizable assets by function as of the dates indicated:

	Gross Balance	Accumulated Depreciation/Amortization	Carrying Value
December 31, 2020
Computer hardware(1)	$13,494	$(6,037)	$7,457
Leasehold improvements	36,725	(7,920)	28,805
Furniture and fixtures(2)	12,361	(5,251)	7,110
Software(3)	42,323	(18,587)	23,736
Finance lease ROU assets(4)	15,100	(719)	14,381
Total	$120,003	$(38,514)	$81,489
December 31, 2019
Computer hardware	$6,518	$(3,052)	$3,466
Leasehold improvements	35,571	(3,923)	31,648
Furniture and fixtures(2)	9,736	(3,134)	6,602
Software	26,188	(8,351)	17,837
Total	$78,013	$(18,460)	$59,553
__________________
(1)During the year ended December 31, 2020, we recognized computer hardware assets primarily associated with our acquisition of Galileo and expansion of one of the Galileo data centers, as well as to accommodate our growing workforce and our remote work environment during the COVID-19 pandemic.
(2)As of December 31, 2020, furniture and fixtures included office equipment as well as other furniture and fixtures associated with SoFi Stadium. The description as of December 31, 2019 was changed to conform to the current period presentation.
(3)During the year ended December 31, 2020, we recognized software assets primarily for internally-developed software projects related to significant development and enhancements for SoFi Money, SoFi Invest, Technology Platform and SoFi Credit Card.
(4)As of December 31, 2020, finance lease ROU assets included our rights to certain physical signage within SoFi Stadium. See Note 15 for additional information on our leases.
Depreciation and amortization expense for the years ended December 31, 2020, 2019 and 2018 was $20,097, $12,947 and $7,609, respectively. We recognized software abandonment of $2,137 during the year ended December 31, 2019. There was no software abandonment during the years ended December 31, 2020 and 2018. There were no fixed asset or software impairments during any of the years presented.
Goodwill and Intangible Assets
Goodwill represents the fair value of an acquired business in excess of the fair value of the identified net assets acquired. Goodwill is tested for impairment annually or whenever indicators of impairment exist. We apply the provisions of ASU 2017-04, Simplifying the Test for Goodwill Impairment, to calculate goodwill impairment (if any) on at least an annual basis, which provides for an unconditional option to bypass the qualitative assessment.
Impairment of goodwill is the condition that exists when the carrying amount of a reporting unit that includes goodwill exceeds its fair value. A goodwill impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. Therefore, if the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired. Our annual impairment testing date is October 1.
Intangible assets as of December 31, 2020 included acquired technology; customer-related contracts; trade names, trademarks and domain names; core banking infrastructure; and broker-dealer license and trading rights. Definite-lived intangible assets are straight-line amortized over their useful lives and reviewed for impairment annually and whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. We do not have any indefinite-lived intangible assets.
See Note 2 and Note 3 for further discussion of goodwill and intangible assets, including those recognized in connection with recent business acquisitions.
Leases
In accordance with ASC 842, Leases, which we began applying as of January 1, 2019, we determine if an arrangement is or contains a lease at inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of identified property or equipment for a period of time in exchange for consideration. For our current office and non-office classes of operating leases, we elected the practical expedient to choose not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. For our current classes of finance leases, we did not elect to apply this practical expedient and, instead, separately identify and measure the non-lease components of the contracts. As an accounting policy election, we apply the short-term lease exemption practical expedient to any lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that we are reasonably certain to exercise.
Operating leases are presented within operating lease right-of-use (“ROU”) assets and operating lease liabilities in the Consolidated Balance Sheets. Finance lease ROU assets are presented within property, equipment and software and finance lease liabilities are presented within accounts payable, accruals and other liabilities in the Consolidated Balance Sheets. Operating and finance lease ROU assets represent our right to use an underlying asset for the lease term and operating and finance lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit borrowing rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.
The operating lease ROU assets are increased by any prepaid lease payments and are reduced by any unamortized lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Base rent is subject to rent escalations on each annual anniversary from the lease commencement dates. Lease expense for lease payments, including any step rent provisions specified in the lease agreements, is recognized on a straight-line basis over the lease term and is allocated among the components of noninterest expense in the Consolidated Statements of Operations and Comprehensive Income (Loss). The finance lease ROU assets are depreciated on a straight-line basis over the estimated useful life of seven years. Interest expense on finance leases is recognized for the difference between the present value of the lease liabilities and the scheduled lease payments within interest expense — other in the Consolidated Statements of Operations and Comprehensive Income (Loss).
See Note 15 for additional information on our leases.
Derivative Financial Instruments
We enter into derivative contracts to manage future loan sale execution risk. We did not elect hedge accounting, as management’s hedging intentions are to economically hedge the risk of unfavorable changes in the fair value of our student loans, personal loans and home loans. Our derivative instruments include interest rate futures, interest rate options, interest rate swaps, interest rate lock commitments (“IRLC”), credit default swaps and mortgage pipeline hedges. The interest rate futures, interest rate options and mortgage pipeline hedges are measured at fair value and categorized as Level 1 fair value assets and liabilities, as all contracts held are traded in active markets for identical assets or liabilities and quoted prices are accessible by us at the measurement date. The interest rate swaps are measured at fair value and categorized as Level 2 fair value assets and liabilities, as all contracts held are traded in active markets for similar assets or liabilities and other observable inputs are available at the measurement date. IRLCs are categorized as Level 3 fair value assets and liabilities, as the fair value is highly dependent on an assumed loan funding probability. Changes in derivative instrument fair values are recognized in earnings as they occur. For the years ended December 31, 2020, 2019 and 2018, we recorded a gain (loss) of $(40,299), $(23,887) and $38,205, respectively, in the Consolidated Statements of Operations and Comprehensive Income (Loss) within noninterest income — loan origination and sales related to our derivative assets and liabilities associated with our management of future loan sale execution risk. The loss during the year ended December 31, 2020 was inclusive of a $22,269 gain on credit default swaps that were opened and settled during the 2020 period. Depending on the measurement date position, derivative financial instruments are presented within other assets or accounts payable, accruals and other liabilities in the Consolidated Balance Sheets.
In addition, in the past we have entered into derivative contracts to hedge the market risk associated with some of our non-securitization investments, which are also presented within other assets or accounts payable, accruals and other liabilities in the Consolidated Balance Sheets. Gains and losses are recorded within noninterest income — other in the Consolidated Statements of Operations and Comprehensive Income (Loss). For the years ended December 31, 2020 and 2019, we recorded a gain (loss) of $996 and $(1,151), respectively. There was no gain or loss recorded for the year ended December 31, 2018.
Certain derivative instruments are subject to enforceable master netting arrangements. Accordingly, we present our net asset or liability position by counterparty within the Consolidated Balance Sheets. Additionally, since our cash collateral balances do not approximate the fair value of the derivative position, we do not offset our right to reclaim cash collateral or obligation to return cash collateral against recognized derivative assets or liabilities. Cash collateral included within restricted cash and restricted cash equivalents in the Consolidated Balance Sheets related to our master netting arrangements was $1,746 and $379 as of December 31, 2020 and 2019, respectively. Our right of offset resulted in us netting $0 and $145 of gross derivative liabilities against derivative assets as of December 31, 2020 and 2019, respectively. The corresponding net derivative asset and liability positions were $0 and $2,955, respectively, as of December 31, 2020 and $960 and $396, respectively, as of December 31, 2019. See Note 8 for additional information on our derivative assets and liabilities. Our derivative instruments are reported within cash from operating activities in the Consolidated Statements of Cash Flows.
Residual Interests Classified as Debt
For residual interests related to consolidated securitizations, the residual interests held by third parties are presented as residual interests classified as debt in the Consolidated Balance Sheets. We measure residual interests classified as debt at fair value on a recurring basis. We record subsequent measurement changes in fair value in the period in which the change occurs within noninterest income — securitizations in the Consolidated Statements of Operations and Comprehensive Income (Loss). We determine the fair value of residual interests classified as debt using a discounted cash flow methodology, while also considering market data as it becomes available. We classify the residual interests classified as debt as Level 3 due to the reliance on significant unobservable valuation inputs.
We recognize interest expense related to residual interests classified as debt over the expected life using the effective yield method, which reflects a portion of the overall fair value adjustment recorded each period on our residual interests classified as debt. Interest expense related to residual interests classified as debt is presented within interest expense — securitizations and warehouses in the Consolidated Statements of Operations and Comprehensive Income (Loss). On a quarterly basis, we reevaluate the cash flow estimates to determine if a change to the accretable yield is required on a prospective basis.
See Note 8 for the key inputs used in the fair value measurements of residual interests classified as debt.
Deferred Debt Issuance Costs and Debt
We borrow from various financial institutions to finance our lending activities. Costs incurred in connection with financing, such as banker fees, origination fees and legal fees, are classified as deferred debt issuance costs. We capitalize these costs and report the amounts as a direct deduction from the carrying amount of the debt balance. The capitalized costs are amortized over the expected life of the related financing agreements using the straight-line method for revolving facilities and the effective interest method for securitization debt. Remaining unamortized fees are expensed immediately upon early extinguishment of the debt. In a debt modification for revolving debt, the initial issuance costs and any additional fees incurred as a result of the modification are deferred over the term of the new agreement, if the borrowing capacity of the revolving facility is increased. In the case that a modification results in a decrease in our borrowing capacity, any fees paid to the creditor and any third-party costs incurred are associated with the new arrangement and are, therefore, deferred and amortized over the term of the new arrangement. Any unamortized deferred costs relating to the old arrangement at the time of the modification are written off in proportion to the decrease in borrowing capacity of the old arrangement. The remaining unamortized deferred costs relating to the old arrangement are deferred and amortized over the term of the new arrangement.
Redeemable Preferred Stock
Our redeemable preferred stockholders are entitled to receive up to their liquidation value upon the occurrence of a change in control or other liquidity event and, therefore, redeemable preferred stock has been classified outside of permanent equity. The carrying values of redeemable preferred stock, which have been reduced by preferred stock issuance costs, have not been accreted to their redemption values as of the dates presented, as a change in control or other liquidity event was not yet considered probable.
Accumulated Deficit
We purchase SoFi common stock from time to time and constructively retire the common stock. We record purchases of common stock as a reduction to accumulated deficit in the Consolidated Balance Sheets.
Interest Income
We record interest income associated with loans over the term of the underlying loans using the effective interest method on unpaid loan principal amounts, which is presented within interest income — loans in the Consolidated Statements of Operations and Comprehensive Income (Loss). For our loans measured at fair value, delinquent loans are charged off after 120 days of nonpayment or on the date of the confirmed loss and for our credit card loans measured at amortized cost, delinquent loans are charged off after 180 days of nonpayment or on the date of the confirmed loss, at which time we stop accruing interest and reverse all accrued but unpaid interest. Loans are returned to accrual status if the loans are brought to nondelinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in management’s judgment, will continue to make scheduled periodic principal and interest payments.
As of the balance sheet dates presented, related party interest income primarily arose from a note receivable we issued to a stockholder in 2019 and lending activities with our equity method investee. See Note 14 and Note 18 for additional information. Other interest income is primarily earned on our bank balances and on member deposits with our member bank holding companies that enable our SoFi Money product.
Loan Origination and Sales Activities
For our loans measured at fair value, all direct fees and costs related to the origination process are recognized in earnings as earned or incurred. Direct fees, which primarily relate to home loan originations, and direct loan origination costs are recorded within noninterest income — loan origination and sales and noninterest expense — cost of operations, respectively, in the Consolidated Statements of Operations and Comprehensive Income (Loss). For our credit card loans, direct loan origination costs are deferred in other assets on the Consolidated Balance Sheets and amortized on a straight-line basis over the privilege period, which we have determined to be 12 months, within interest income — loans in the Consolidated Statements of Operations and Comprehensive Income (Loss). These costs were immaterial as of and for the year ended December 31, 2020.
As part of our loan sale agreements, we may retain the rights to service sold loans. We calculate a gain or loss on the sale based on the sum of the proceeds from the sale and any servicing asset recognized, less the carrying value of the loans sold. Our gain or loss calculation is also inclusive of repurchase liabilities recognized at the time of sale.
Servicing
On a monthly basis, we receive servicing fees on certain portfolios of sold loans from the purchasers of these loans. These servicing fees are accounted for under ASC 860, Transfers and Servicing. Servicing fees compensate us for the costs incurred in servicing the related loans, including managing payments from borrowers, payments to investors and maintaining investors’ account portfolios. In the Consolidated Statements of Operations and Comprehensive Income (Loss), the initial recognition of servicing assets in conjunction with loan sales in which we retain servicing is presented within noninterest income — loan origination and sales, while subsequent changes in fair market value are presented within noninterest income — servicing.
Revenue Recognition
In accordance with ASC 606, Revenue from Contracts with Customers, in each of our revenue arrangements outlined below, revenue is recognized when control of the promised goods or services is transferred to the customer in an amount that reflects our expected consideration in exchange for those goods or services.
Technology Platform Fees
Commencing in May 2020 with our acquisition of Galileo, we earn Technology Platform fees for providing an integrated platform as a service for financial and non-financial institutions. Our single performance obligation is the promise to stand ready to provide integrated technology platform services as needed throughout the contract term. The Technology Platform fees are determined based on the number of accounts supported on the platform and on the volume of transactions generated on the platform. We satisfy our performance obligation continuously throughout the contractual arrangements and our customers receive and consume the benefits simultaneously as we perform. Our integrated platform as a service is a stand-ready obligation, as the timing and quantity of accounts on the platform and transactions generated on the platform are not determinable ex ante. Under a stand-ready obligation, our performance obligation is satisfied over time throughout the contract term rather than at a point in time. Because the service of standing ready to fulfill our integrated platform as a service offering is substantially the same each day and has the same pattern of transfer to the customer, we determined that our stand-ready performance obligation comprises a series of distinct days of service.
Certain arrangements contain provisions for monthly minimum fees, which are scheduled throughout the initial term of the contract. We assess the substance of the contractual minimum fees on an individual contract basis. When there is reasonable certainty that Technology Platform fees over the contract term will exceed the minimum thresholds, and the minimum fee is not deemed substantive as a percentage of the expected transaction price, we recognize revenue as we satisfy our performance obligation and, as such, the minimum fee is of no effect. Alternatively, when we are not reasonably certain that the contractual minimum fee will be exceeded over the life of the contract, or when the minimum fee represents a substantive portion of the expected transaction price, we recognize the minimum guarantee and expected variable fees over time by using an appropriate measure of progress over the contract period. In our case, the appropriate measure of progress is the stand-ready obligation to provide technology platform services over the life of the contract. However, we concluded that in certain cases we do not qualify for the variable allocation exception outlined in ASC 606-10-32-40. As such, on a quarterly basis we reassess our estimates of variable consideration and prospectively adjust our recognition of variable consideration over the life of the customer contract. During the period subsequent to our acquisition of Galileo through December 31, 2020, we did not make any material adjustments to our recognition of variable consideration. In our technology platform transactions, we act in the capacity of a principal, as we are primarily responsible for satisfying the technology platform performance obligation, and demonstrate the requisite control and power to fulfill the performance obligation and, therefore, present revenue on a gross basis.
In addition, certain contracts contain a provision for a fixed, upfront implementation fee related to setup activities, which represents an advance payment for future technology platform services and is recorded as a deferred revenue liability at contract inception. The setup activity related to the implementation fee does not constitute an activity that results in the transfer of a promised good or service to our customers. Our implementation fees do not relate to a performance obligation and are, therefore, recognized ratably over the contract life, as we consider the implementation fee partially earned each month that we meet our performance obligation over the life of the contract. We had deferred revenues of $2,520 and $0 as of December 31, 2020 and 2019, which are presented within accounts payable, accruals and other liabilities in the Consolidated Balance Sheets. We recognized revenue of $342 from the date of acquisition through December 31, 2020 associated with deferred revenues, which is presented within noninterest income — Technology Platform fees in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Sales commissions: Our commissions incurred in connection with obtaining a technology platform contract qualify for capitalization under ASC 340-40, Other Assets and Deferred Costs, and are amortized ratably over the contract term. Capitalized sales commissions presented within other assets in the Consolidated Balance Sheets were $527 as of December 31, 2020. Additionally, we incur ongoing monthly commissions, which are expensed as incurred, as the benefit of such sales efforts are realized only in the period in which the commissions are earned. Commissions recorded within noninterest expense — sales and marketing in the Consolidated Statements of Operations and Comprehensive Income (Loss) were $1,659 during the year ended December 31, 2020, of which $185 represented amortization of capitalized sales commissions from the date of acquisition through December 31, 2020.
Payments to customers: Certain contracts include provisions for customer incentives, which may be payable up front or applied to future or past Technology Platform fees. Payments to customers reduce the gross transaction price, as they represent constraints on the revenues expected to be realized. Upfront customer incentives are recorded as prepaid assets and presented within other assets in the Consolidated Balance Sheets, and are applied against revenue in the period such incentives are earned by the customer. Customer incentives for future Technology Platform fees are applied ratably against future Technology Platform activity in accordance with the contract terms to the extent that cumulative revenues with the customer, net of incentives, are positive. Any incentive in excess of cumulative revenues is expensed as a contract cost. Customer incentives for past Technology Platform fees are recorded as a reduction to revenue in the period incurred, subject to the same cumulative revenue constraints.
Payment Network Fees
In customer arrangements separate from our Technology Platform fees, we earn payment network fees, which primarily constitute interchange fees, for satisfying our performance obligation to enable transactions through a payment network as the sponsor of such transactions. Interchange fees, which are remitted by the merchant, are calculated by multiplying a set fee percentage (as stipulated by the debit card payment network) by the transaction volume processed through such network. Transaction volume and related fees payable to us for interchange and other network fees are reported to us on a daily basis. Therefore, there is no constrained variable consideration within a reporting period. Using the expected value method, we assign a 100% probability to the transaction price as calculated using actual transaction volume processed through the payment network.
Our performance obligation is completely satisfied once we successfully fulfill a requested transaction. We measure our progress toward complete satisfaction of our performance obligation using the output method, with processed transaction volume representing the measure that faithfully depicts the transfer of our services. The value of our services is represented by the network fee rates, as stipulated by the applicable payment network.
In addition to payment network fees earned on our own branded cards, we also earn payment network fees for serving as a transaction card program manager for enterprise customers that are the program marketers for separate card programs. In these arrangements, we have two performance obligations: i) performing card program services and ii) performing transaction card enablement services, for which we arrange for performance by the network associations and bank issuers to enable certain aspects of the transaction card process. The transaction price in these arrangements is largely dependent on network association guidelines and the program management economics are pooled, with the Company receiving a contractual share of payment network fees.
The payment network fees are determined based on the type and volume of monthly card program activity and, therefore, represent variable consideration, as such amounts are not known at contract inception. However, as payment network fees are settled on a monthly basis, the variable consideration within a reporting period is not constrained. We satisfy both performance obligations continuously throughout the contractual arrangements and our customers receive and consume the benefits simultaneously as we perform. Further, satisfaction of both performance obligations occurs within the same measurement period. As such, allocation of the transaction price between the performance obligations is not meaningful, as it would not impact the pattern of revenue recognition. Using the expected value method, we assign a 100% probability to the transaction price as calculated using actual monthly card program activity.
Our program management performance obligations are completely satisfied once we successfully enable and process transaction card activity. We measure our progress toward complete satisfaction of our performance obligations using the output method, with card program activity representing the measure that faithfully depicts the transfer of program management services. The value of our services is represented by the transaction fee rates, as stipulated by the network association guidelines.
In our payment network fee transactions, we act in the capacity of an agent due to our lack of pricing power and because we are not primarily responsible for fulfilling the transaction enablement performance obligation, and ultimately lack control over fulfilling the performance obligations to the customer. Therefore, we recognize revenue net of fees paid to other parties within the payment networks.
Referrals
We earn a specified referral fee in connection with referral activity we facilitate through our platform. The referral fee is paid to us by third-party partners that offer services to end users who do not use one of our product offerings, but who were referred to the partners through our platform. As such, the third-party enterprise partners are our customers in these referral arrangements.
Our single performance obligation is to present referral leads to our enterprise partner customers. In some instances, the referral fee is calculated by multiplying a set fee percentage by the dollar amount of a completed transaction between our partners and their customers. In other instances, the referral fee represents the price per referral multiplied by the number of referrals (referred units) as measured by a consummated transaction between our partners and their customers.
As the transaction volume or referred units are not known at contract inception, these arrangements contain variable consideration. However, as referral fees are billed to, and collected directly from, our partners on a monthly basis, the variable consideration within a reporting period is not constrained. We recognize revenue at the time of a referral-based transaction by applying the expected value method, wherein we assign 100% probability to the transaction price as calculated using actual transaction volume or referred units.
We satisfy our performance obligation continuously throughout the contractual arrangements with our partners and our partners receive and consume the benefits simultaneously as we perform. Our referral fee performance obligation is completely satisfied once we provide referrals to our partners and there is a consummated transaction. We measure our progress toward complete satisfaction of our performance obligation using the output method, with referred units or referred transaction volume representing the measure that faithfully depicts the transfer of referral services to our partners. The value of our services transferred to our partners is represented by the referral fee rate, as agreed upon at contract inception.
In our referral arrangements, we act in the capacity of a principal, as we are primarily responsible for fulfilling our referral promise to our enterprise customers, exhibit control, and have discretion in setting the price we charge to our enterprise customers. Therefore, we present our revenue on a gross basis.
Enterprise Services
We earn fees in connection with services we provide to enterprise partners to facilitate transactions for the benefit of their employees, such as 529 plan contributions or student loan payments, which represents our single performance obligation in the arrangements. Similar to our referral services, we agree on a rate per transaction with each of our customers, which represents variable consideration at contract inception. However, as enterprise service fees are billed to, and collected directly from, our partners on a monthly basis, the variable consideration within a reporting period is not constrained.
We satisfy our performance obligation to provide enterprise services continuously throughout our contractual arrangements with our enterprise partners. Our enterprise partners receive and consume the benefits of our enterprise services simultaneously as we perform. Our enterprise service performance obligation is completely satisfied upon completion of a transaction on behalf of our enterprise partners. For instance, we may facilitate student loan payments made by enterprise partners on behalf of their employees by directing those payments to the appropriate student loan servicer. Once the student loan servicer recognizes the payment, the transaction and our performance obligation are simultaneously complete. We measure our progress toward complete satisfaction of our performance obligation using the output method, with completed transaction requests representing the measure that faithfully depicts the transfer of enterprise services. The value of our enterprise services is represented by a negotiated fee, as agreed upon at contract inception. Our revenue is reported on a gross basis, as we act in the capacity of a principal, demonstrate the requisite control over the service, and are primarily responsible for fulfilling the performance obligation to our enterprise service customer.
Brokerage
We earn fees in connection with facilitating investment-related transactions through our platform, which constitutes our single performance obligation in the arrangements. Our performance obligation is determined by the specific service selected by the customer, such as brokerage transactions, share lending, digital assets transactions and exchange conversion. In certain brokerage transactions, we act in the capacity of a principal and earn negotiated fees based on the number and type of transactions requested by our customers. In our share lending arrangements and pay for order flow arrangements, we do not oversee the execution of the transactions, and ultimately lack requisite control, but benefit through a negotiated revenue sharing arrangement. Therefore, we act in the capacity of an agent and recognize revenue net of fees paid to satisfy the performance obligation. In our digital assets arrangements, our fee is calculated as a negotiated percentage of the transaction volume. In these arrangements, we act in the capacity of a principal and recognize revenue gross of the fees we pay to obtain the digital assets for access by our members. In our exchange conversion arrangements, we act in the capacity of a principal and earn fees for exchanging one currency for another.
As the investment-related transaction volume and type are not known at contract inception, these arrangements contain variable consideration. However, as our brokerage fees are settled on a monthly basis or sometimes daily basis, the variable consideration within a reporting period is not constrained. We recognize revenue at the time of an investment transaction by applying the expected value method, wherein we assign 100% probability to the transaction price as calculated using actual investment transaction activity.
Our brokerage performance obligation is completely satisfied upon completion of an investment-related transaction. We measure our progress toward complete satisfaction of our performance obligation using the output method, with investment transaction activity representing the measure that faithfully depicts the transfer of brokerage services. The value of our brokerage services is represented by the transaction fees, as determined at the point of transaction.
We incur costs for clearing and processing services that relate to satisfied performance obligations within our brokerage arrangements. In accordance with ASC 340-40, we expense these costs as incurred. Although certain of our commission costs qualify for capitalization, their amortization period is less than one year. Therefore, utilizing the practical expedient related to incremental costs of obtaining a contract, we expense these costs as incurred. Additionally, we pay upfront account funding incentives to customers that are not tied to a contract period. Therefore, we expense these payments as incurred.
Disaggregated Revenue
For the periods accounted for in accordance with ASC 606, the table below presents revenue from contracts with customers disaggregated by type of service, which best depicts how the revenue and cash flows are affected by economic factors, and by the reportable segment to which each revenue stream relates. Revenues from contracts with customers are presented within noninterest income — Technology Platform fees and noninterest income — other in the Consolidated Statements of Operations and Comprehensive Income (Loss). There are no revenues from contracts with customers attributable to our Lending segment for any of the periods presented.

	Year Ended December 31,
	2020	2019	2018
Financial Services
Referrals	$5,889	$3,652	$680
Brokerage	3,470	84	—
Payment network	2,433	660	41
Enterprise services	244	124	102
Total	$12,036	$4,520	$823
Technology Platform
Technology Platform fees	$90,128	$—	$—
Payment network	1,167	—	—
Total	$91,295	$—	$—
Total Revenue from Contracts with Customers
Technology Platform fees	$90,128	$—	$—
Referrals	5,889	3,652	680
Payment network	3,600	660	41
Brokerage	3,470	84	—
Enterprise services	244	124	102
Total	$103,331	$4,520	$823
Advertising, Sales and Marketing
Included within noninterest expense — sales and marketing in the Consolidated Statements of Operations and Comprehensive Income (Loss) are advertising production costs and advertising communication costs, as well as amounts paid to various affiliates to market our products. For the years ended December 31, 2020, 2019 and 2018, advertising totaled $138,888, $169,942 and $143,081, respectively. Advertising costs are expensed either as incurred or when the advertising takes place, depending on the nature of the advertising activity.
Expenses incurred by us related to member acquisition, including brand development, business development and direct member marketing expenses, are also presented within noninterest expense — sales and marketing in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Technology and Product Development
Expenses incurred by us related to technology, product design and implementation, which includes compensation and benefits, are classified as noninterest expense — technology and product development in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Loss Contingencies
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded in accounts payable, accruals and other liabilities in the Consolidated Balance Sheets, as further described in Note 15. Such liabilities and associated expenses are recorded when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Such estimates are based on the best information available at the time. As additional information becomes available, we reassess the potential liability and record an estimate in the period in which the adjustment is probable and an amount or range can be reasonably estimated. Due to the inherent uncertainties of loss contingencies, estimates may be different from the actual outcomes. With respect to legal proceedings, we recognize legal fees as they are incurred within noninterest expense — general and administrative expense in our Consolidated Statements of Operations and Comprehensive Income (Loss).
Stock-Based Compensation
Stock-based compensation made to employees and non-employees, which includes stock options and RSUs, is measured based on the grant date fair value of the awards and is recognized as compensation expense typically on a straight-line basis over the period during which the stock-based award holder is required to perform services in exchange for the award (the vesting period). Stock-based compensation expense is allocated among the components of noninterest expense in the Consolidated Statements of Operations and Comprehensive Income (Loss). We use the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) to estimate the fair value of stock options. RSUs are measured based on the fair values of the underlying stock on the dates of grant. We recognize forfeitures as incurred and, therefore, reverse previously recognized stock-based compensation expense at the time of forfeiture.
Comprehensive Loss
Comprehensive loss consists of net loss and foreign currency translation adjustments.
Income Taxes
We recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. In assessing the realizability of deferred tax assets, management reviews all available positive and negative evidence. Valuation allowances are recorded to reduce deferred tax assets to the amount we believe is more likely than not to be realized.
We follow accounting guidance in ASC 740, Income Taxes, as it relates to uncertain tax positions, which provides information and procedures for financial statement recognition and measurement of tax positions taken, or expected to be taken, in tax returns. The tax effects from an uncertain tax position can be recognized in the financial statements only if the tax position would more likely than not be upheld on examination by the taxing authorities based on the merits of the tax position. Management is required to analyze all open tax years, as defined by the statute of limitations, for all jurisdictions. We accrue tax penalties and interest, if any, as incurred and recognize them within income tax (expense) benefit in our Consolidated Statements of Operations and Comprehensive Income (Loss).
Recently Adopted Accounting Standards
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments. This ASU required timelier recording of credit losses on loans and other financial instruments. This standard aligned the accounting with the economics of lending by requiring banks and other lending institutions to immediately record the full amount of credit losses that were expected in their loan portfolios. The new guidance required an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. This standard required enhanced disclosures related to the significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. Additionally, the new guidance amended the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration.
Subsequently in November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which extended the transition date of the amendments in ASU 2016-13 to
January 1, 2022, with early application permitted. At the time of adoption, the standard applied to our measurement of expected credit losses on trade accounts receivable from contracts with customers, certain financing receivables and certain loan repurchase reserves representing guarantees of credit exposure. We adopted ASU 2016-13 on January 1, 2020, and there was not a material impact on our consolidated financial statements.
Codification Improvements to Financial Instruments
In March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments, which revised a wide variety of topics in the Codification with the intent to make the Codification easier to understand and apply by eliminating inconsistencies and providing clarifications. ASU 2020-03 was effective immediately upon its release in March 2020 and had an immaterial impact on our consolidated financial statements.
Recent Accounting Standards Issued, But Not Yet Adopted
Facilitation of the Effects of Reference Rate Reform on Financial Reporting
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides optional expedients and exceptions, subject to meeting certain criteria, for applying existing U.S. GAAP contract modification accounting due to the expected phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. The standard applies to both contract modifications that replace a reference rate affected by reference rate reform and contemporaneous modifications of other contract terms related to the replacement of the reference rate. The standard was effective upon issuance and may be applied to contract modifications from January 1, 2020 through December 31, 2022. The provisions of the standard must be applied prospectively for all similar eligible contract modifications. We are in the process of reviewing our borrowings and Series 1 redeemable preferred stock dividends that utilize LIBOR as the reference rate and are evaluating options for modifying such arrangements in accordance with the provisions of the standard and the potential impact that such modifications may have on the consolidated financial statements and related disclosures. We have not modified the reference rates in any applicable agreements as of December 31, 2020.
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU simplifies the accounting for certain convertible instruments, amends the guidance on derivative scope exceptions for contracts in an entity’s own equity, and modifies the guidance on diluted earnings per share calculations as a result of these changes. The standard is effective for fiscal years and interim periods beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. We are currently evaluating the effect of adopting this standard on our consolidated financial statements and related disclosures.